SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years	2 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years